LOANS - Related party loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LOANS
Current	¥ 340,129	$ 49,314	¥ 736,206
Amounts due to related parties	413,464	59,947	472,882
Related party loans	753,593	109,261	1,209,088
Kingsoft Group
LOANS
Current			500,000
Xiaomi Group
LOANS
Current	340,129	49,314	236,206
Amounts due to related parties	¥ 413,464	$ 59,947	¥ 472,882